united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019

					Principal Amount	Interest Rate	Maturity Date	Fair Value
	U.S. GOVERNMENT OBLIGATIONS - 95.2%				$6,000,000	2.35%	8/1/2019	$6,000,000
	U.S. TREASURY BILLS*+ - 95.2%				5,000,000	2.14%	9/12/2019	4,988,606
					5,000,000	2.06%	9/19/2019	4,986,586
					19,000,000	2.16%	10/3/2019	18,932,525
					2,000,000	2.10%	10/10/2019	1,992,059
					296,000,000	2.03%	10/24/2019	294,603,010
	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $331,491,506)							331,502,786

	TOTAL INVESTMENTS - 95.2% (Cost - $331,491,506)							$331,502,786
	CASH, OTHER ASSETS AND LIABILITIES - NET - 4.8%							16,806,794
	TOTAL NET ASSETS - 100.0%							$348,309,580

+ Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of July 31, 2019.
* All or portion of this security is segregated as collateral for swaps.

	CREDIT DEFAULT SWAP
Notional	Upfront Premiums				Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity (I)	Counterparty	Expiration Date	Fixed Rate	Fixed Rate	Value	Gain (Loss)
$217,800,000	$12,031,347	To Sell Protection - CDX HYS32 SWAP 5YR PRC	BNP	6/20/2024	Receive	5.00%	$16,948,107	$4,019,206
							$16,948,107	$4,019,206

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

	TOTAL RETURN SWAPS

Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
BlackRock High Yield Bond Portfolio - Institutional Shares	6,813,636	$52,056,182	3-Mth USD_LIBOR plus 120 bps	1/9/2022	Barclays	$136,273
Invesco Senior Loan ETF - Institutional Shares	660,000	14,955,600	1-Mth USD_LIBOR - 185 bps	6/10/2020	Barclays	105,600
Ishares IBOXX High Yield Corporate Bond	178,084	15,525,363	1-Mth USD_LIBOR - 35 bps	4/6/2020	Barclays	(44,521)
Neuberger Berman High Income Bond Fund - Institutional Class	2,821,615	24,096,589	3-Mth USD_LIBOR plus 120 bps	1/9/2022	Barclays	-
Vanguard High-Yield Corporate Fund - Admiral Shares	7,517,163	44,050,578	3-Mth USD_LIBOR plus 120 bps	1/15/2022	Barclays	-
Total						$197,352

Redwood Managed Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019
Shares			Fair Value
	MUTUAL FUNDS - 98.9%
	DEBT FUNDS - 98.9%
2,545,028	Invesco Oppenheimer Rochester High Yield Municipal Fund - Institutional Class		$19,851,216
1,301,860	Lord Abbett High Yield Municipal Bond Fund - Institutional Class		16,156,087
2,071,250	MainStay MacKay High Yield Municipal Bond Fund - Institutional Class		26,677,705
2,035,363	MFS Municipal High Income Fund - Institutional Class		17,178,464
482,315	Northern High Yield Municipal Fund - Institutional Class		4,282,953
5,034,336	Nuveen High Yield Municipal Bond Fund - Institutional Class		89,762,205
	TOTAL MUTUAL FUNDS (Cost - $165,172,725)		173,908,630
		Interest Rate
	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUNDS - 0.3%
167,850	BlackRock Liquidity Funds MuniCash Portfolio - Institutional Class	1.27% +	167,884
113,969	JP Morgan Municipal Money Market Fund - Institutional Class	1.22% +	113,969
217,711	JP Morgan Tax Free Money Market Fund - Institutional Class	1.21% +	217,711
	TOTAL SHORT-TERM INVESTMENTS (Cost - $499,547)		499,564

	TOTAL INVESTMENTS - 99.2% (Cost - $165,672,272)		$174,408,194
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.8%		1,485,109
	TOTAL NET ASSETS - 100.0%		$175,893,303

+ Variable rate security. Interest rate is as of July 31, 2019.

Redwood Alphafactor Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019
Shares			Fair Value
	COMMON STOCK - 94.5%
	AEROSPACE / DEFENSE - 3.1%
41,347	Spirit AeroSystems Holdings, Inc.		$3,177,103

	BANKS - 9.9%
64,594	CIT Group, Inc.		3,265,227
47,790	Citigroup, Inc.		3,400,736
225,764	Regions Financial Corp.		3,596,421
			10,262,384
	BIOTECHNOLOGY - 3.2%
18,008	Amgen, Inc.		3,359,933

	COMMERCIAL SERVICES - 3.1%
34,678	ManpowerGroup, Inc.		3,167,835

	COMPUTERS - 10.0%
222,523	Hewlett Packard Enterprise Co.		3,197,655
160,723	HP, Inc.		3,381,612
71,106	Western Digital Corp.		3,831,902
			10,411,169
	DIVERSIFIED FINANCIAL SERVICES - 10.1%
43,032	Discover Financial Services		3,861,692
96,230	Franklin Resources, Inc.		3,139,985
97,204	Synchrony Financial		3,487,680
			10,489,357
	ELECTRIC - 3.2%
96,131	NRG Energy, Inc.		3,281,912

	ELECTRONICS - 3.6%
134,324	Gentex Corp.		3,683,164

	INSURANCE - 6.4%
79,239	Assured Guaranty Ltd.		3,461,952
78,400	Athene Holding Ltd. *		3,203,424
			6,665,376
	MACHINERY - DIVERSIFIED - 3.2%
20,491	Rockwell Automation, Inc.		3,294,543

	OFFICE / BUSINESS EQUIPMENT - 2.9%
95,065	Xerox Corp.		3,051,587

	PHARMACEUTICALS - 9.2%
46,679	AbbVie, Inc.		3,109,755
71,589	Cardinal Health, Inc.		3,273,765
77,659	Herbalife Nutrition Ltd. *		3,185,572
			9,569,092

Redwood Alphafactor Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2019
Shares			Fair Value
	COMMON STOCK - 94.5% (Continued)
	RETAIL - 10.2%
40,024	Starbucks Corp.		$3,789,873
61,637	Walgreens Boots Alliance, Inc.		3,358,600
30,545	Yum! Brands, Inc.		3,436,923
			10,585,396
	SEMICONDUCTORS - 9.9%
11,579	Broadcom, Inc.		3,357,794
17,790	Lam Research Corp.		3,711,172
44,189	QUALCOMM, Inc.		3,232,867
			10,301,833
	SOFTWARE - 3.2%
58,968	Oracle Corp.		3,319,898

	TELECOMMUNICATIONS - 3.3%
61,332	Cisco Systems, Inc.		3,397,793

	TOTAL COMMON STOCK (Cost - $95,910,196)		98,018,375

	REITS - 3.2%
31,874	Camden Property Trust
	TOTAL REITS ( Cost - $3,241,536)		3,305,653
		Interest Rate
	SHORT-TERM INVESTMENTS - 0.0% **
	MONEY MARKET FUNDS - 0.0% **
28	JPMorgan 100% US Treasury Securities Money Market Fund-Institutional Class	2.02% +	28
28	JPMorgan US Government Money Market Fund-Institutional Class	2.18% +	28
	TOTAL SHORT-TERM INVESTMENTS (Cost - $56)		56

	TOTAL INVESTMENTS - 97.7% (Cost - $99,151,788)		$101,324,084
	CASH, OTHER ASSETS AND LIABILITIES - NET - 2.3%		2,389,980
	TOTAL NET ASSETS - 100.0%		$103,714,064

* Non-Income producing security.
** Represents less than 0.05%
+ Variable rate security. Interest rate is as of July 31, 2019.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019
Shares					Fair Value
	COMMON STOCK - 44.1%
	ADVERTISING - 0.6%
20,112	Dentsu, Inc.				$670,554

	AGRICULTURE - 0.8%
10,991	KT&G Corp.				894,627

	APPAREL - 1.7%
4,576	adidas AG (ADRS)				729,689
28,854	Gildan Activewear, Inc.				1,142,163
					1,871,852
	AUTO MANUFACTURERS - 2.8%
33,051	Honda Motor Co. Ltd .				825,096
30,270	Kia Motors Corp.				1,119,358
15,841	Toyota Motor Corp.				1,024,796
					2,969,250
	AUTO PARTS AND EQUIPMENT - 0.9%
18,416	Magna International, Inc.				933,457

	BANKS - 0.4%
54,039	Danske Bank A/S (ADRS)				398,267

	BUILDING MATERIALS - 0.5%
19,225	Anhui Conch Cement Co. Ltd. (ADRS)				553,103

	CHEMICALS - 4.0%
88,017	Asahi Kasei Corp.				902,260
18,238	Braskem SA (ADRS) ^				323,378
18,742	Covestro AG (ADRS)				423,382
114,950	Mitsubishi Chemical Holdings Corp.				822,198
17,486	Nitto Denko Corp.				868,059
12,232	Novozymes A/S (ADRS)				564,874
10,882	Sinopec Shanghai Petrochemical Co. Ltd. (ADRS)				380,870
					4,285,021
	COMMERCIAL SERVICES - 1.1%
20,782	Adecco Group AG (ADRS)				567,556
44,701	Atlantia SpA (ADRS)				575,302
					1,142,858
	COMPUTERS - 4.0%
14,690	CGI, Inc. ^				1,136,359
8,628	Check Point Software Technologies Ltd. ^				965,905
72,576	Nomura Research Institute, Ltd.				1,296,107
4,872	Samsung SDS Co. Ltd.				858,602
					4,256,973
	ELECTRONICS - 1.2%
16,021	Hoya Corp.				1,240,217

	ENERGY-ALTERNATE SOURCES - 0.5%
18,778	Vestas Wind Systems A/S (ADRS)				515,268

	FOOD - 0.4%
19,871	Koninklijke Ahold Delhaize NV (ADRS)				449,879

	FOREST PRODUCTS AND PAPER - 0.4%
39,586	Stora Enso OYJ (ADRS)				453,517

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Shares					Fair Value
	COMMON STOCK - 44.1% (Continued)
	HEALTHCARE - PRODUCTS - 0.1%
1,015	Alcon, Inc. ^				$59,631

	INSURANCE - 1.4%
60,756	BB Seguridade Participacoes SA (ADRS)				512,781
42,135	China Life Insurance Co. Ltd. (ADRS)				536,800
124,066	SCOR SE (ADRS)				503,088
					1,552,669
	INTERNET - 0.9%
2,280	NCSoft Corp.				927,918

	IRON / STEEL - 0.5%
41,553	Vale SA (ADRS)				539,774

	MEDIA - 1.7%
18,550	Thomson Reuters Corp.				1,252,159
8,398	Wolters Kluwer NV (ADRS)				607,763
					1,859,922
	MISCELLANEOUS MANUFACTURING - 1.7%
23,000	FUJIFILM Holdings Corp.				1,097,518
56,989	Nikon Corp.				775,775
					1,873,293
	OIL & GAS - 2.6%
35,939	Canadian Natural Resources Ltd.				914,930
6,254	China Petroleum & Chemical Corp. (ADRS)				401,319
35,332	Imperial Oil Ltd.				972,394
36,953	Petroleo Brasileiro SA (ADRS)				506,995
					2,795,638
	PHARMACEUTICALS - 2.8%
62,688	Astellas Pharma, Inc.				896,945
39,326	Bausch Health Cos, Inc. ^				949,646
13,302	GlaxoSmithKline PLC (ADRS)				549,107
5,953	Novartis AG (ADRS)				545,176
					2,940,874
	REAL ESTATE - 0.8%
6,957	Daito Trust Construction Co. Ltd.				901,863

	RETAIL - 1.3%
36,501	Dollarama, Inc.				1,359,250

	SEMICONDUCTORS - 1.9%
11,060	NXP Semiconductors NV				1,143,493
23,245	Samsung Electronics Co. Ltd.				891,016
					2,034,509
	SOFTWARE - 1.4%
7,129	Amadeus IT Group SA (ADRS)				555,634
62,680	Nexon Co. Ltd. ^				999,878
					1,555,512
Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Shares					Fair Value
	COMMON STOCK - 44.1% (Continued)
	TELECOMMUNICATIONS - 6.5%
22,325	BCE, Inc.				$1,013,946
39,163	KDDI Corp.				1,029,257
73,304	LG Uplus Corp. ^				805,470
22,601	Nippon Telegraph & Telephone Corp.				1,024,565
40,445	NTT DOCOMO, Inc.				974,107
94,172	Telecom Italia S.P.A. (ADRS) ^				523,596
60,535	Telefonica SA (ADRS)				460,671
27,889	Telenor ASA (ADRS)				570,051
60,226	Telia Co AB (ADRS)				532,398
					6,934,061
	TRANSPORTATION - 0.6%
12,729	DSV A/S (ADRS)				601,700

	WATER - 0.6%
43,414	Cia de Saneamento Basico do Estado de Sao Paulo (ADRS)				603,889

	TOTAL COMMON STOCK (Cost - $45,775,900)				47,175,346

			Interest Rate
	SHORT-TERM INVESTMENTS - 0.0% **
	MONEY MARKET FUNDS - 0.0% **
26	BlackRock Liquidity Funds T-Fund - Institutional Shares		2.21% +		26
5	Goldman Sachs Financial Square Prime Obligations Fund - Institutional Shares		2.40% +		5
52	Morgan Stanley Institutional Liquidity Funds - Institutional Shares		2.38% +		52
	TOTAL SHORT-TERM INVESTMENTS (Cost - $83)				83

		Principal Amount	Interest Rate	Maturity Date	Fair Value
	U.S. GOVERNMENT OBLIGATIONS - 55.9%	$5,000,000	2.14%	9/12/2019	4,988,606
	U.S. TREASURY BILL* - 55.9%	9,000,000	2.10 - 2.13%	10/10/2019	8,964,268
		46,000,000	2.03%	10/24/2019	45,782,900

	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $59,732,686)				59,735,774

	TOTAL INVESTMENTS - 100.0% (Cost - $105,508,669)				$106,911,203
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.0% **				24,700
	TOTAL NET ASSETS - 100.0%				$106,935,903

+ Variable rate security. Interest rate is as of July 31, 2019.
* Interest rate shown is the discounted rate at time of purchase of US Treasury Bill.
** Represents less than 0.05%
ADRS - American Depositary Receipts
^ Non-Income producing security

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

TOTAL RETURN SWAPS
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Adecco N Ord Adecco Group Ag-reg	8,998	$451,701	1-Mth CHF_LIBOR + 0.35%	02/03/2020	Barclays	$38,717
Adidas N Ord Adidas Ag	1,894	377,074	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	190,763
Advanced Info Service-for Rg	170,400	991,255	3-Mth USD_LIBOR + 0.85%	02/03/2020	Barclays	188,885
Alcon Ord Alcon, Inc.	1,209	62,155	1-Mth CHF_LIBOR + 0.35%	05/07/2020	Barclays	8,048
Amadeus Ord Amadeus It Group Sa	6,195	396,956	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	50,236
Anhui Conch Cement Co. Ltd-h	83,500	3,572,230	3-Mth HKD_HIBOR + 0.40%	02/07/2020	Barclays	31,668
Asustek Computer, Inc.	125,000	932,207	3-Mth USD_LIBOR + 0.75%	02/11/2020	Barclays	(39,795)
Atlantia Ord Atlantia Spa	19,054	390,504	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	58,667
B3 Sa-brasil Bolsa Balcao	112,405	994,528	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	269,155
Banco Santander Mexico Sa In	649,792	(955,939)	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	(23,129)
Bangkok Bank Plc-foreign Reg	137,500	(982,291)	3-Mth USD_LIBOR + 0.50%	2/3/2020	Barclays	(173,073)
Baoshan Iron & Steel Co-a	934,003	(971,505)	3-Mth USD_LIBOR + 0.85%	2/10/2020	Barclays	(106,072)
Bb Seguridade Participacoes	52,813	454,809	3-Mth USD_LIBOR + 1.00%	2/3/2020	Barclays	1,511
Boliden Ord Boliden Ab	38,875	(8,741,412)	3-Mth USD_LIBOR + 0.35%	5/25/2020	Barclays	(19,490)
Braskem Sa-pref A	31,388	450,217	1-Wk SEK_STIBOR + 1.00%	02/03/2020	Barclays	(165,751)
Ccr Sa	238,306	(960,437)	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	(10,405)
China Everbright Bank Co. L-h	2,020,000	(7,633,052)	3-Mth HKD_HIBOR + 0.40%	02/07/2020	Barclays	(61,607)
China Life Insurance Co-h	182,000	3,552,622	3-Mth HKD_HIBOR + 0.40%	02/07/2020	Barclays	14,650
China Petroleum & Chemical-h	534,000	3,497,753	3-Mth HKD_HIBOR + 0.40%	02/07/2020	Barclays	(101,651)
China United Network-a	1,229,200	(989,258)	3-Mth USD_LIBOR + 0.85%	02/10/2020	Barclays	69,366
Cia Saneamento Basico De Sp	37,823	458,807	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	75,577
Covestro Ord Covestro Ag	8,134	395,380	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	(67,908)
Danske Bank Ord Danske Bank A/s	24,365	3,093,190	1-Mth DKK_DKCIBOR + 0.40%	02/03/2020	Barclays	(97,008)
Det Norske Olje Aker Bp Asa	29,260	(8,014,077)	1-Wk NOK_NIBOR + 0.90%	02/03/2020	Barclays	(72,937)
Dsv Ord Dsv A/s	5,652	3,019,526	1-Mth DKK_DKCIBOR + 0.40%	02/03/2020	Barclays	93,342
Ecopetrol Sa	1,034,552	(975,400)	3-Mth USD_LIBOR + 1.50%	02/03/2020	Barclays	(48,467)
Enagas Ord Eganagas Sa	33,446	(849,314)	1-Mth EUR_LIBOR + 0.35%	02/03/2020	Barclays	(212,953)
Far Eastone Telecomm Co. Ltd.	416,000	(983,024)	3-Mth USD_LIBOR + 0.75%	02/11/2020	Barclays	(26,487)
Formosa Petrochemical Corp.	276,000	(972,102)	3-Mth USD_LIBOR + 0.75%	02/11/2020	Barclays	(31,259)
Genting Sp Genting Singapor Ltd.	1,189,700	(1,292,713)	3-Mth SGD_SOR + 0.40%	02/05/2020	Barclays	(144,817)
Glaxosmithkline Glaxosmithkline Plc	23,261	345,468	1-Mth GBP_LIBOR + 0.50%	02/03/2020	Barclays	61,926
Ishares MSCI Ahold DE	113,957	5,328,629	1-Mth USD_LIBOR + 0.40%	5/26/2020	Barclays	(92,305)
Klabin Sa - Unit	190,046	976,114	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	(166,451)
Koninkijke Aho Koninklijke Ahold Delhaize N	17,084	392,462	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	(47,886)
Mediatek, Inc.	121,000	1,011,739	3-Mth USD_LIBOR + 0.75%	02/11/2020	Barclays	212,055
Mexichem Sab De Cv	362,906	965,408	3-Mth USD_LIBOR + 0.50%	01/31/2020	Barclays	(295,889)
Ningbo Zhoushan Port Co. Lt-a	1,950,500	1,010,670	3-Mth USD_LIBOR + 0.85%	02/10/2020	Barclays	213,085
Novartis N Ord Novartis Ag-reg	5,173	399,883	1-Mth CHF_LIBOR + 0.35%	02/03/2020	Barclays	73,979
Novozymes B Ord Novozymes A/s-b Shares	10,790	3,003,220	1-Mth DKK_DKCIBOR + 0.40%	02/03/2020	Barclays	56,256
Orient Securities Co. Ltd-a	794,900	1,012,539	3-Mth USD_LIBOR + 0.85%	02/10/2020	Barclays	190,403
Pandora Ord Pandora A/s	22,426	6,339,842	1-Wk DKK_DKCIBOR + 0.40%	02/03/2020	Barclays	(76,576)
Petrobras - Petroleo Bras	55,512	457,042	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	(32,285)
Ping An Bank Co. Ltd-a	590,100	989,014	3-Mth USD_LIBOR + 0.85%	02/07/2020	Barclays	221,953
Ptt Exploration & Prod-for	246,900	985,342	3-Mth USD_LIBOR + 0.85%	02/03/2020	Barclays	102,447
Ptt Pcl/foreign	626,800	992,735	3-Mth USD_LIBOR + 0.85%	02/03/2020	Barclays	(29,760)
Pzu Ord Powszechny Zaklad Ubezpiecze	81,178	3,628,097	1-Mth PLN_WIBOR + 1.00%	02/03/2020	Barclays	(60,803)
Ryanair Hldg. Ryanair Holdings Plc	77,012	874,395	1-Mth EUR_LIBOR + 0.40%	02/03/2020	Barclays	(145,425)
Scor Ord Scor Se	10,710	400,498	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	(2,323)
Shaanxi Coal Industry Co. L-a	780,196	975,243	3-Mth USD_LIBOR + 0.85%	02/10/2020	Barclays	96,669
Shanghai Pudong Devel Bank-a	612,200	979,983	3-Mth USD_LIBOR + 0.85%	02/10/2020	Barclays	75,397
Siam Cement Pub Co-for Reg	65,000	967,334	3-Mth USD_LIBOR + 0.85%	02/03/2020	Barclays	(50,084)
Sinopec Shanghai Petrochem-h	948,000	3,542,392	3-Mth HKD_HIBOR + 0.40%	02/07/2020	Barclays	(120,706)
Snam Rete Gas O snam Spa	204,120	844,111	1-Mth EUR_LIBOR + 0.40%	02/03/2020	Barclays	69,006
Stora Enso R Or Stora Enso Oyj-r Shs	33,628	387,186	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	(40,392)
Swedish Match O Swedish Match Ab	21,684	9,011,830	1-Wk SEK_STIBOR + 0.35%	02/03/2020	Barclays	(103,294)
Taiwan Cement	798,000	988,041	3-Mth USD_LIBOR + 0.75%	02/11/2020	Barclays	159,090
Taiwan High Speed Rail Corp.	958,000	1,002,185	3-Mth USD_LIBOR + 0.75%	02/11/2020	Barclays	279,441
Taiwan Mobile Co. Ltd.	272,000	975,027	3-Mth USD_LIBOR + 0.75%	02/11/2020	Barclays	(17,203)
Telecom Italia Telecom Italia Spa	809,234	392,074	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	23,516
Telefonica Sa O Telefonica Sa	52,473	395,384	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	(35,872)
Telenet Grp Hld Telenet Group Holding Nv	21,011	870,858	1-Mth NOK_NIBOR + 0.40%	02/03/2020	Barclays	71,404
Telenor Ord Telenor Asa	23,839	3,780,629	1-Mth EUR_LIBOR + 0.90%	02/03/2020	Barclays	58,387
Teliasonera Ord Telia Co. Ab	103,398	4,083,942	1-Mth SEK_STIBOR + 0.35%	02/03/2020	Barclays	39,370
United Tractors Tbk Pt	518,900	974,786	3-Mth USD_LIBOR + 0.85%	02/04/2020	Barclays	(52,079)
Upm Kymmene Ord Upm-kymmene Oyj	33,121	848,943	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	(43,573)
Vale Sa	36,052	457,297	3-Mth USD_LIBOR + 1.00%	02/03/2020	Barclays	18,528
Vestas Wind Sys Vestas Wind Systems A/s	5,457	2,972,170	1-Mth DKK_DKCIBOR + 0.40%	02/03/2020	Barclays	8,257
Weichai Power Co. Ltd-h	716,000	7,841,968	3-Mth HKD_HIBOR + 0.40%	02/07/2020	Barclays	114,109
Wolters Kluwer Wolters Kluwer	7,229	394,309	1-Mth EUR_LIBOR + 0.45%	02/03/2020	Barclays	88,654
Total						$508,802

Redwood Systematic Macro Trend ('sMarT') Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019
Shares					Fair Value
	COMMON STOCK - 20.8%
	ADVERTISING - 0.9%
14,273	Interpublic Group of Cos, Inc.				$327,137
3,928	Omnicom Group, Inc.				315,104
					642,241
	AGRICULTURE - 0.9%
6,183	Altria Group, Inc.				291,034
3,900	Philip Morris International, Inc.				326,079
					617,113
	AUTO MANUFACTURERS - 0.4%
32,219	Ford Motor Co.				307,047

	BIOTECHNOLOGY - 0.4%
4,849	Gilead Sciences, Inc.				317,707

	CHEMICALS - 0.9%
4,617	Eastman Chemical Co.				347,891
4,019	LyondellBasell Industries NV				336,350
					684,241
	COMMERICAL SERVICES - 0.4%
13,481	Nielsen Holdings PLC				312,220

	COMPUTERS - 1.5%
2,387	International Business Machines Corp.				353,849
7,142	Seagate Technology PLC				330,746
8,025	Western Digital Corp.				432,467
					1,117,062
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
15,440	Invesco Ltd.				296,294
15,700	Western Union Co.				329,700
					625,994
	ELECTRIC - 2.2%
4,084	Dominion Energy, Inc.				303,400
3,588	Duke Energy Corp.				311,151
5,186	Edison International				386,564
10,231	PPL Corp.				303,145
5,729	Southern Co.				321,970
					1,626,230
	ELECTRIC COMPOSITION & EQUIPMENT - 0.5%
5,015	Emerson Electric Co.				325,373

	FOOD - 1.4%
6,219	General Mills, Inc .				330,291
5,813	Kellogg Co.				338,433
11,144	Kraft Heinz Co.				356,719
					1,025,443
Redwood Systematic Macro Trend ('sMarT') Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Shares					Fair Value
	COMMON STOCK - 20.8% (Continued)
	FOREST PRODUCTS & PAPER - 0.5%
7,383	International Paper Co.				$324,188

	HOUSEWARES - 0.5%
23,042	Newell Brands, Inc.				326,966

	MISCELLANEOUS MANUFACTURING - 0.9%
1,902	3M Co.				332,317
4,076	Eaton Corp PLC				335,006
					667,323
	OIL & GAS - 0.9%
6,164	Helmerich & Payne, Inc.				306,228
6,028	Occidental Petroleum Corp.				309,598
					615,826
	OIL & GAS SERVICES - 0.5%
8,777	Schlumberger Ltd.				350,817

	PACKAGING & CONTAINERS - 0.9%
3,426	Packaging Corp of America				345,923
9,300	Westrock Co.				335,265
					681,188
	PHARMACEUTICALS - 1.7%
3,953	AbbVie, Inc.				263,349
6,683	Bristol-Myers Squibb Co.				296,792
7,141	Cardinal Health, Inc.				326,558
5,793	CVS Health Corp.				323,655
					1,210,354
	PIPELINES - 0.8%
4,763	ONEOK, Inc.				333,791
11,556	Williams Cos, Inc.				284,740
					618,531
	RETAIL - 1.4%
6,197	Kohl's Corp.				333,770
13,545	L Brands, Inc.				351,493
15,099	Macy's, Inc.				343,200
					1,028,463
	SEMICONDUCTORS - 0.4%
4,520	QUALCOMM, Inc.				330,683
Redwood Systematic Macro Trend ('sMarT') Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Shares					Fair Value
	COMMON STOCK - 20.8% (Continued)
	TELECOMMUNICATIONS - 1.4%
9,902	AT&T, Inc.				$337,163
28,823	CenturyLink, Inc.				348,470
5,513	Verizon Communications, Inc.				304,704
					990,337
	TRANSPORTATION - 0.5%
3,235	United Parcel Service, Inc.				386,486

	TOTAL COMMON STOCK (Cost - $14,803,573)				15,131,833

	EXHANGE TRADED FUNDS - 21.1%
	EQUITY FUNDS - 21.1%
47,859	iShares Core S&P Small-Cap ETF				3,790,911
118,971	Schwab International Small-Cap Equity ETF				3,802,313
36,945	Vanguard FTSE All World ex-US Small-Cap ETF				3,804,966
24,649	Vanguard Small-Cap ETF				3,907,852
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,069,392)				15,306,042

	REITS - 1.7%
9,905	Iron Mountain, Inc.				291,306
17,518	Kimco Realty Corp.				336,521
8,381	Macerich Co.				276,992
13,328	Weyerhaeuser Co.				338,664
	TOTAL REITS ( Cost - $1,331,647)				1,243,483

				Interest Rate
	SHORT-TERM INVESTMENTS - 0.0% **
	MONEY MARKET FUNDS - 0.0% **
28,982	JPMorgan 100% US Treasury Securities Money Market Fund-Instituaional Class			2.02% +	28,982
23	JPMorgan US Government Money Market Fund-Institutional Class			2.18% +	23
24	JPMorgan US Treasury Plus Money Market Fund-Institutional Class			2.14% +	24
	TOTAL SHORT-TERM INVESTMENTS (Cost - $29,029)				29,029

		Principal Amount	Interest Rate	Maturity Date	Fair Value
	U.S. GOVERNMENT OBLIGATIONS - 55.4%	$1,400,000	2.09%	9/26/2019	1,395,579
	U.S. TREASURY BILL* - 55.4%	35,000,000	2.16%	10/3/2019	34,875,703
		2,000,000	2.10%	10/10/2019	1,992,060
		2,000,000	2.04%	10/31/2019	1,989,724

	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $40,244,713)				40,253,066

	TOTAL INVESTMENTS - 99.0% (Cost - $71,478,354)				$71,963,453
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.0%				741,736
	TOTAL NET ASSETS - 100.0%				$72,705,189

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
PLC - Public Limited Company
S&P - Standard and Poor's
* Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of July 31, 2019.
** Represents less than 0.05%

Redwood Systematic Macro Trend ('sMarT') Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Total Return Swaps
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Ishares Core S&P Small Cap ETF	44,146	$3,414,693	1-Mth USD_LIBOR + 40 bps	6/24/2020	Barclays	$82,112
Ishares IBOXX High Yield Corporate Bond	139,500	12,161,610	1-Mth USD_LIBOR - 35 bps	4/6/2020	Barclays	(34,875)
Ishares Preferred & Income	328,130	12,091,591	1-Mth USD_LIBOR + 35 bps	4/6/2020	Barclays	164,065
SPDR BBG BARC Convertible	228,745	12,093,748	1-Mth USD_LIBOR + 40 bps	4/6/2020	Barclays	173,846
Total						$385,148

Redwood Activist LeadersTM Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019
Shares		Fair Value
	COMMON STOCK - 98.9%
	AUTO MANUFACTURERS - 2.7%
33,555	Navistar International Corp. *	$1,048,258

	AUTO PARTS & EQUIPMENT- 5.5%
45,012	Adient PLC	1,069,035
116,641	Tenneco, Inc.	1,054,435
		2,123,470
	BIOTECHNOLOGY - 5.5%
90,328	Innoviva, Inc. *	1,073,097
29,359	Medicines Co. *	1,052,227
		2,125,324
	CHEMICALS - 2.7%
48,002	GCP Applied Technologies, Inc. *	1,057,484

	COMMERCIAL SERVICES - 5.5%
67,490	Hertz Global Holdings, Inc. *	1,047,445
45,986	Nielsen Holdings PLC	1,065,036
		2,112,481
	COMPUTERS - 5.4%
115,573	Conduent, Inc. *	1,051,714
22,656	Seagate Technology PLC	1,049,199
		2,100,913
	DISTRIBUTION / WHOLESALE - 2.8%
20,971	WESCO International, Inc. *	1,064,069

	DIVERSIFIED FINANCIAL SERVICES - 5.5%
6,808	Alliance Data Systems Corp.	1,068,311
116,895	SLM Corp.	1,064,913
		2,133,224
	ELECTRONICS - 2.7%
42,600	nVent Electric PLC	1,056,054

	ENGINEERING & CONSTRUCTION - 2.8%
28,452	Arcosa, Inc.	1,066,950

	FOOD - 5.5%
25,820	Campbell Soup Co.	1,067,399
49,016	Hain Celestial Group, Inc. *	1,067,078
		2,134,477
	HEALTHCARE-SERVICES - 2.7%
15,025	Magellan Health, Inc. *	1,056,858

	HOUSEWARES - 2.7%
73,982	Newell Brands, Inc.	1,049,805

Redwood Activist LeadersTM Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019
Shares		Fair Value
	COMMON STOCK - 98.9% (Continued)
	INTERNET - 5.5%
55,601	Cars.com, Inc. *	$1,056,419
49,000	Symantec Corp.	1,056,440
		2,112,859
	LEISURE TIME - 2.7%
57,477	Callaway Golf Co.	1,054,128

	LODGING - 2.8%
89,462	Caesars Entertainment Corp. *	1,059,230

	MACHINERY-DIVERSIFIED - 2.8%
64,547	Welbilt, Inc. *	1,059,862

	MISCELLANEOUS MANUFACTURING - 2.7%
53,735	Trinity Industries, Inc.	1,053,206

	OFFICE & BUSINESS EQUIPMENT - 2.8%
33,202	Xerox Corp.	1,065,784

	PHARMACEUTICALS - 8.2%
25,798	Herbalife Nutrition Ltd. *	1,058,234
98,721	Ironwood Pharmaceuticals, Inc. *	1,049,404
19,589	Perrigo Co. PLC	1,058,002
		3,165,640
	PIPELINES - 2.8%
16,393	Cheniere Energy, Inc. *	1,068,004

	PRIVATE EQUITY - 2.8%
39,788	KKR & Co., Inc.	1,064,329

	RETAIL -8.3%
1,342	Chipotle Mexican Grill, Inc. *	1,067,601
24,006	Papa John's International, Inc.	1,066,347
11,332	Tiffany & Co.	1,064,301
		3,198,249
	SAVINGS & LOANS - 2.8%
93,475	Investors Bancorp, Inc.	1,061,876

	SOFTWARE - 2.7%
22,988	CommVault Systems, Inc. *	1,044,575

	TOTAL COMMON STOCK (Cost - $39,521,536)	38,137,109

	TOTAL INVESTMENTS - 98.9% (Cost - $39,521,536)	$38,137,109
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.1%	429,846
	TOTAL NET ASSETS - 100.0%	$38,566,955

* Non-Income producing security.
PLC - Public Limited Company

Redwood Funds
Notes to Portfolio of Investments (Unaudited)
July 31, 2019
The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Security Valuation –Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds- The Funds may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds").  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - The applicable investments are valued collectively via inputs from each group within the fair value teams. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Redwood Funds
Notes to Portfolio of Investments (Unaudited) (Continued)
July 31, 2019
The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019 for the Funds' assets and liabilities measured at fair value:

Redwood Managed Volatility Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$-	$331,502,786	$-	$331,502,786
Total	$-	$331,502,786	$-	$331,502,786
	Derivatives
Swaps *	$-	$4,216,558	$-	$4,216,558
Total	$-	$4,216,558	$-	$4,216,558

Redwood Managed Municipal Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$173,908,630	$-	$-	$173,908,630
Short-Term Investments	499,564		-	499,564
Total	$174,408,194	$-	$-	$174,408,194

Redwood AlphaFactor® Tactical Core Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$98,018,375	$-	$-	$98,018,375
REITS	3,305,653		-	3,305,653
Short-Term Investments	56		-	56
Total	$101,324,084	$-	$-	$101,324,084

Redwood AlphaFactor® Tactical International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$47,175,346	$-	$-	$47,175,346
Short-Term Investments	83	-	-	83
U.S. Government Obligations	-	59,735,774	-	59,735,774
Total	$47,175,429	$59,735,774	$-	$106,911,203
Derivatives
Total Return Swaps *	$-	$508,802	$-	$508,802
Total	$-	$508,802	$-	$508,802

Redwood Funds
Notes to Portfolio of Investments (Unaudited) (Continued)
July 31, 2019
Redwood Systematic Macro Trend (“SMarT”) Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$15,131,833	$-	$-	$15,131,833
Exhange Traded Funds	15,306,042	-	-	15,306,042
REITS	1,243,483	-	-	1,243,483
Short-Term Investments	29,029	-	-	29,029
U.S. Government Obligations	-	40,253,066	-	40,253,066
Total	$31,710,386.82	$40,253,066	$-	$71,963,453
Derivatives
Total Return Swaps *	$-	$385,148	$-	$385,148
Total	$-	$385,148	$-	$385,148

Redwood Activist Leaders™ Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$38,137,109	$-	$-	$38,137,109
Total	$38,137,109	$-	$-	$38,137,109

The Funds did not hold any Level 3 securities during the period.
* Net appreciation on swap contracts as reported in the above table.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at July 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)

Redwood Managed Volatility Fund	$331,531,022	$11,280	$(39,516)	$(28,236)
Redwood Managed Municipal Income Fund	165,672,272	8,735,922	-	8,735,922
Redwood AlphaFactor® Tactical Core Fund	99,440,078	5,878,420	(3,994,414)	1,884,006
Redwood AlphaFactor® Tactical International Fund	105,508,669	2,880,492	(1,477,958)	1,402,534
Redwood Systematic Macro Trend (“SMarT”) Fund	71,477,171	1,070,087	(583,805)	486,282
Redwood Activist Leaders™ Fund	39,908,606	1,767,879	(3,539,376)	(1,771,497)

Swap Agreements – The Managed Volatility Fund, Tactical International Fund, and SMarT Fund are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

Exchange Traded Funds – Certain Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Redwood Funds invest in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The other Funds may also invest in investment companies. Such investments would subject the Funds to similar risks.

The performance of the Municipal Income Fund will be directly affected by the performance of the Nuveen High Yield Municipal Bond Fund - Institutional Class. The financial statements of the Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Municipal Fund’s financial statements. As of July 31, 2019, the percentage of the Municipal Income Fund’s net assets invested in the Nuveen High Yield Municipal Bond Fund – Institutional Class was 51.0%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/24/2019

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 9/24/2019